Cover	Sep. 20, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 20, 2022
Entity File Number	001-37744
Entity Registrant Name	Pulse Biosciences, Inc.
Entity Central Index Key	0001625101
Entity Tax Identification Number	46-5696597
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3957 Point Eden Way
Entity Address, City or Town	Hayward
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94545
City Area Code	510
Local Phone Number	906-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	PLSE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable